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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000


                                        November 1, 2001


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Institutional Trust (the "Trust") (File Nos. 33-37615 and 811-6174) on Behalf of:

                     MFS(R)Institutional High Yield Fund
                     MFS(R)Institutional Core Equity Fund
                     MFS(R)Institutional Research Fund
                     MFS(R)Institutional Large Cap Growth Fund
                     MFS(R)Institutional Mid Cap Growth Fund
                     MFS(R)Institutional Emerging Equities Fund
                     MFS(R)Institutional International Equity Fund MFS(R)Institutional Large Cap Value Fund
                     MFS(R)Institutional International Research Equity Fund MFS(R)Institutional Real Estate Investment Fund

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 21 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 29, 2001.

     Please call the undersigned or Nicole Leonard at (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel

HRG/bjn